Defined Contribution Plan - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Classes of employee benefits expense [abstract]
Defined Contribution plan recognized expenses	₩ 86,723	₩ 85,174	₩ 72,576